UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number: ___
This Amendment (Check only one.):          [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Dorsal Capital Management, LLC
Address:    203 Redwood Shores Parkway
            Redwood City, CA 94065

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jeffrey Barnett
Title:      Chief Financial Officer/Chief Compliance Officer
Phone:      650-610-1400

Signature, Place, and Date of Signing:

/s/Jeffrey Barnett                Redwood City, CA          April 11, 2012
------------------                ----------------          --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $164,296 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                                                                            Voting Authority
                                 Title                                Shares/  Sh/ Put/ Invstmt  Other   --------------------------
        Name of Issuer          of class       CUSIP       Value      Prn Amt  Prn Call Dscretn Managers   Sole    Shared   None
------------------------------ ------------- --------- ------------- --------- --- ---- ------- -------- -------- -------- --------
ACTIVE NETWORK INC             COM           00506D100  3,060,000.00   225,000  SH       SOLE
ALTERA CORP                    COM           021441100 10,202,500.00   275,000  SH       SOLE
ACME PACKET INC                COM           00474106   5,563,800.00   180,000  SH       SOLE
ARM HLDGS PLC                  SPONSORED ADR 042068106  6,640,800.00   240,000  SH       SOLE
AEROFLEX HLDG CORP             COM           007767106  2,867,200.00   280,000  SH       SOLE
ASML HOLDING N V               NY REG SHS    N07059186  5,432,700.00   130,000  SH       SOLE
BROADCOM CORP                  CL A          111320107  8,074,000.00   275,000  SH       SOLE
CITRIX SYS INC                 COM           177376100  6,679,200.00   110,000  SH       SOLE
EQUINIX INC                    COM NEW       29444U502 11,661,000.00   115,000  SH       SOLE
EXPEDIA INC DEL                COM NEW       30212P303  5,078,470.98   174,999  SH       SOLE
F5 NETWORKS INC                COM           315616102  6,897,800.00    65,000  SH       SOLE
MICROSOFT CORP                 COM           594918104 11,682,000.00   450,000  SH       SOLE
CALL/MSFT @  25 EXP 07/21/2012 CALL          9EDDMNE34    904,000.00     4,000     CALL  SOLE
NATIONAL CINEMEDIA INC         COM           635309107  3,224,000.00   260,000  SH       SOLE
NETAPP INC                     COM           64110D104  8,704,800.00   240,000  SH       SOLE
NEW YORK TIMES CO              CL A          650111107  1,932,500.00   250,000  SH       SOLE
PRICELINE COM INC              COM NEW       741503403  4,209,390.00     9,000  SH       SOLE
PMC-SIERRA INC                 COM           69344F106  6,061,000.00 1,100,000  SH       SOLE
SABA SOFTWARE INC              COM NEW       784932600  1,578,000.00   200,000  SH       SOLE
COMSCORE INC                   COM           20564W105  3,816,000.00   180,000  SH       SOLE
SHUTTERFLY INC                 COM           82568P304  4,779,600.00   210,000  SH       SOLE
SIERRA WIRELESS INC            COM           826516106  2,806,000.00   400,000  SH       SOLE
TIVO INC                       COM           888706108  2,466,750.00   275,000  SH       SOLE
TRIPADVISOR INC                COM           896945201  5,672,224.79   224,999  SH       SOLE
TAKE-TWO INTERACTIVE SOFTWAR   COM           874054109  8,807,500.00   650,000  SH       SOLE
ULTRATECH INC                  COM           904034105  7,371,000.00   300,000  SH       SOLE
WESTERN DIGITAL CORP           COM           958102105 10,058,750.00   325,000  SH       SOLE
YAHOO INC                      COM           984332106  8,065,000.00   500,000  SH       SOLE